Employee Benefits - Summary of Remeasurement of Defined Benefit Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	$ 1,143	$ 318	$ 1,390	$ (111)
Actuarial gains (losses) - return on plan assets less interest income	(85)	(348)	217	(89)
Total	1,058	(30)	1,607	(200)
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	38	42	42	6
Total	$ 38	$ 42	$ 42	$ 6